Related Parties	6 Months Ended
Jun. 30, 2021
Related Parties
Related Parties

Note 6 – Related Parties

Genmab’s related parties are the Genmab A/S’ (parent company) subsidiaries, Board of Directors, Executive Management, and close members of the family of these persons.

Genmab has service agreements with, and has made equity compensation grants to, members of Executive Management in the ordinary course of business.

Transactions with Related Parties

During the first half of 2021, there were no material related party transactions.

Key Changes to Executive Management and the Board of Directors

During the first half of 2021, there was one change to the Executive Management team. Effective March 1, 2021, Tahamtan Ahmadi, previously Senior Vice President, Head of Oncology, was appointed Executive Vice President and Chief Medical Officer, Head of Experimental Medicines. He joins the existing Executive Management team of Jan van de Winkel, President and Chief Executive Officer, Judith Klimovsky, Executive Vice President and Chief Development Officer, Anthony Pagano, Executive Vice President and Chief Financial Officer and Anthony Mancini, Executive Vice President and Chief Operating Officer.

There were no changes to the Board of Directors during the first half of 2021. Following Genmab A/S' Annual General Meeting on April 13, 2021, the Board of Directors is comprised of five independent board members, one non-independent board member, and three employee-elected board members. They are Deirdre P. Connelly (Chair), Pernille Erenbjerg (Deputy Chair), Rolf Hoffmann, Dr. Paolo Paoletti, Jonathan Peacock, Dr. Anders Gersel Pedersen, Peter Storm Kristensen, Dr. Mijke Zachariasse and Rima Bawarshi Nassar, respectively.